INDEBTEDNESS (TABLES)	12 Months Ended
Jan. 03, 2014
Capital leases by maturity [Abstract]
Maturities of capital leases [Table Text Block]
(In millions)	Capital Leases
Less than one year	$20.6
Second year	11.1
Third year	9.2
Fourth year	4.1
Fifth year	0.1
Total minimum lease payments	45.1
Less: amounts representing interest	1.6
Present value of net minimum lease payments	$43.5

Debt disclosure [Abstract]
Schedule of debt [Table Text Block]
	January 3,	December 28,
(In millions)	2014	2012
Term loan, net of debt issuance costs	$601.8	$666.3
3.85% Senior Notes (net of discount)	399.6	399.5
5.00% Senior Notes (net of discount)	599.5	599.5
7.50% Canadian Notes (including premium)	—	203.8
Revolving line of credit	—	100.5
Other indebtedness	110.6	94.7
Total indebtedness	1,711.5	2,064.3
Less:
Current portion of long-term debt	44.6	71.8
Long-term debt	$1,666.9	$1,992.5

Maturities of long-term debt [Abstract]
Maturities of long-term debt [Table Text Block]
(In millions)
Less than one year	$24.8
Second year	12.6
Third year	63.2
Fourth year	456.8
Fifth year	505.4
Thereafter	605.2
Total	$1,668.0

Revolving line of credit [Abstract]
Line of credit facility [Table Text Block]
	Year Ended
	January 3,	December 28,
(In millions, except percentages)	2014	2012
Effective average interest rates on the revolving line of credit	2.4%	1.9%
Average daily revolving line of credit balances	$135.2	$139.5
Maximum amounts outstanding at any point during the year	$236.4	$420.0

	Year Ended
	January 3,	December 28,
(In millions, except percentages)	2014	2012
Effective average interest rates on the revolving line of credit	2.4%	1.9%
Average daily revolving line of credit balances	$135.2	$139.5
Maximum amounts outstanding at any point during the year	$236.4	$420.0